Lease liability (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 27,688	$ 30,380
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 65,034	$ 65,358